Accrued Liabilities and Other Payables (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accrued Liabilities and Other Payables
Customer deposits on NetEase Pay accounts	¥ 2,388,546		¥ 1,911,841
Marketing expenses and promotion materials	1,857,133		1,440,661
Accrued fixed assets related payables	706,583		340,725
Server and bandwidth service fees	264,513		150,614
Accrued revenue sharing	1,176,349		729,688
Content cost	838,293		1,293,598
Professional fees and technical charges	608,752		491,895
Accrued freight and warehousing charge	84,490		61,611
Administrative expenses and other staff related cost	399,753		293,693
Deferred government grants	174,241		3,700
Others	527,855		288,793
Total accrued liabilities and other payables	¥ 9,026,508	$ 1,416,456	¥ 7,006,819